Inventories	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Inventories	Inventories
The amount of inventory recognized as an expense in "Cost of net sales" in the Consolidated Income Statement during 2022 amounted to $2.7 billion (2021: $2.5 billion, 2020: $2.1 billion). The amount of inventory recognized as an expense in "Cost of other revenues" in the Consolidated Income Statement during 2022 amounted to $59 million (2021: $62 million, 2020: $63 million).

($ millions)	2022	2021
Raw material, consumables	433	336
Work in progress	201	169
Finished products	1,475	1,394
Total inventories	2,109	1,899
Alcon recognized inventory provisions and write-downs amounting to $200 million in 2022 (2021: $220 million, 2020: $304 million) and reversed inventory provisions amounting to $72 million in 2022 (2021: $83 million, 2020: $91 million). Inventory provisions mainly relate to the adjustment of inventory balances to their net realizable value based on the forecasted sales. Reversals are made when the products become salable.